INCOME TAXES (Schedule of Income Tax Expense benefit) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES
Current income tax expense	¥ 16,058	¥ 26,561	¥ 29,766
Withholding tax expense	25,672
Deferred income tax benefit	(46,595)	(1,171)	(1,547)
Total	¥ (4,865)	¥ 25,390	¥ 28,219